General information	12 Months Ended
Jun. 30, 2025
General Information [Abstract]
General information	General information
Founded in 1984, Sangoma Technologies Corporation (“Sangoma” or the “Company”) is publicly traded on the Toronto Stock Exchange (TSX: STC) and NASDAQ (NASDAQ: SANG). The Company was incorporated in Canada, its legal name is Sangoma Technologies Corporation and its primary operating subsidiaries as of June 30, 2025 are Sangoma Technologies Inc., and Sangoma US Inc. On December 31, 2024, the Company reorganized its U.S. operations by merging Digium Inc., Star2Star Communications LLC, VoIP Innovations LLC, E4 LLC and Sangoma Technologies US Inc. into Sangoma US Inc., which continues as the surviving operating U.S. entity. Additionally, Fonality Inc. was reorganized through an internal sale of its foreign subsidiaries (Fonality Pty Ltd and NetFortris Philippines Inc.) to Sangoma Technologies Inc. On June 30, 2025, Fonality Inc. was first merged into NetFortris Corporation before its merger into Sangoma US Inc. and subsequently NetFortris Acquisition Co., Inc. was dissolved. On June 30, 2025, Sangoma US Inc. also completed the sale of its wholly-owned subsidiary, VoIP Supply LLC (note 20), to PVG Technology Holdings, LLC. As a result of these transactions, Sangoma US Inc. now directly holds all remaining active U.S. operations.

Sangoma is a leading provider of hardware and software components that enable or enhance Internet Protocol Communications Systems for both telecom and datacom applications. Enterprises, small to medium sized businesses (“SMBs”) and telecom operators globally rely on Sangoma’s technology as part of their mission critical infrastructures. The product line includes data and telecom boards for media and signal processing, as well as gateway appliances and software.

The Company is domiciled in Ontario, Canada. The address of the Company’s registered office is Bay-Adelaide Centre, 333 Bay Street, Suite 3400, Toronto, Ontario, M5H 2S7 and the Company operates in multiple jurisdictions.